FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property			$ 223		$ (163)
Incentive fees	$ 0	$ (19)	2	$ (19)
Financial instruments and other	(88)	71	(102)	190
Total fair value gains (losses), net	56	47	123	(63)
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	120	4	145	(276)	(318)
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 24	$ (9)	$ 78	$ 42	$ 155